Basis of preparation, material accounting policies, and future accounting changes (Policies)	12 Months Ended
Dec. 31, 2025
Basis of preparation, significant accounting policies, and future accounting changes [Abstract]
Inventories [Policy Text Block]

1. Inventories

Finished products inventory, work-in-process inventory and stockpiles are measured at the lower of weighted average production cost or average purchase cost and net realizable value. Warehouse materials are measured at the lower of average purchase cost and net realizable value. Net realizable value is calculated as the difference between the estimated selling price and estimated costs to complete processing into a salable form and variable selling expenses. The Company's vanadium and ilmenite products are accounted for as finished products inventory.

Production costs include the cost of materials, labor, mine site production overheads, depreciation and conversion costs to the applicable stage of processing. Costs for shared processes are allocated between vanadium and ilmenite inventory through consideration of the estimated net realizable values of the two products.

The cost of ore stockpiles is increased based on the related current cost of production for the period and decreased using the weighted average cost per ton. Stockpiles are segregated between current and non-current inventories in the consolidated statement of financial position based on the period of planned usage.

Provisions for redundant and slow-moving items are made with reference to specific items of inventory. The Company reverses provisions where there is a subsequent increase in net realizable value and where the inventory is still on hand.

Spare parts, stand-by and servicing equipment held are generally classified as inventories. Major capital spare parts and stand-by equipment (insurance spares) are classified as a component of mine properties, plant and equipment.

Vanadium assets [Policy Text Block]

2. Vanadium assets

Vanadium assets are the quantities of vanadium owned by Largo Physical Vanadium Corp. ("LPV"), that are intended to be held for long-term price appreciation. This differs from the quantities held for sale to customers that are recognized as finished products inventory. Vanadium assets are measured at cost and adjusted to net realizable value based on prevailing market rates. The initial cost of vanadium assets comprises its purchase price or cost of production. Purchased vanadium assets are recognized on the date that control of the vanadium asset passes to the Company.

Exploration and evaluation expenditures [Policy Text Block]

3. Exploration and evaluation expenditures

Exploration and evaluation (“E&E”) expenditures represent costs incurred by the Company in connection with the exploration for and evaluation of mineral resources subsequent to obtaining the legal right to explore a specific area and prior to the demonstration of technical feasibility and commercial viability of extraction.

Such expenditures include, but are not limited to, the acquisition of exploration rights, analysis of existing exploration data, geological and geophysical studies, exploration drilling and sampling, and the preparation of pre-feasibility and feasibility studies.

E&E expenditures are recognized in profit or loss as incurred, unless they meet the criteria for capitalization. Once commercial viability and technical feasibility for a project has been established, the project is classified as a “Development Stage” mineral property, and impairment test is performed on the transition, and all further development costs are capitalized to the asset.

E&E assets acquired as part of a business combination or asset acquisition are presented within property, plant and equipment.

The Company assesses whether there is any indication of impairment. Indicators of impairment include, but are not limited to:

i. The right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;

ii. Substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;

iii. Exploration for and evaluation of mineral resources in the specific area have not led to the commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area; or

iv. Sufficient data exists to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or by sale.

Mine properties, plant and equipment and depreciation [Policy Text Block]

4. Mine properties, plant and equipment and depreciation

Property, plant and equipment are recorded at cost less accumulated depreciation, depletion, and impairment losses. Cost includes all expenditures directly attributable to bringing the asset into operation.

Subsequent costs are capitalized only when future economic benefits are probable; otherwise, they are expensed as incurred. Assets are derecognized upon disposal or when no future economic benefits are expected, with any gain or loss recognized in profit or loss.

Effective from the point an asset is available for its intended use, mine properties, plant and equipment are depreciated using either the straight line, or units-of-production methods over the shorter of the estimated economic life of the asset or the mining operation. Depreciation and amortization are determined based on the method which best represents the use of the assets.

The reserve and resource estimates for each mining operation are the prime determinants of the life of a mine. In general, when the useful life of mine properties, plant and equipment is akin to the life of the mining operation and the ore body's mineralization is reasonably well defined, the asset is depreciated on a units-of-production basis over its proven and probable mineral reserves. The Company evaluates the estimate of mineral reserves and resources at least on an annual basis and adjusts the units-of-production calculation prospectively. The Company does not incorporate any non-reserve material in its depreciation calculations on a units-of-production basis. Life of Mine ("LOM") plans are typically developed annually and are based on management's current best estimates of optimized mine and processing plans, future operating costs and the assessment of capital expenditures of the mine site. Any change in the useful life is adjusted prospectively.

The estimated useful lives for buildings, machinery and equipment range from 10 to 30 years. Office equipment and computers are depreciated using the straight-line method, with estimated useful lives of 3 to 5 years, respectively. Vehicles are depreciated using the declining balance method using a rate of 20%.

Costs associated with stripping activities in an open pit mine are expensed within cost of sales unless the stripping activity can be shown to improve access to further quantities of ore that will be mined in future periods, in which case, the stripping costs are capitalized to mining properties within property, plant and equipment. Furthermore, stripping costs are capitalized to inventory to the extent that the benefits of the stripping activity relate to production inventories or ore stockpiles. Capitalized stripping costs are depreciated over the reserves that directly benefit from the specific stripping activity using the units-of-production method. Capitalized borrowing costs are amortized over the useful life of the related asset. Residual values, useful lives and amortization methods are reviewed at least annually and adjusted if appropriate. The impact of changes to the estimated useful lives is accounted for prospectively.

Impairment of non-financial assets [Policy Text Block]

5. Impairment of non-financial assets

The carrying values of mine properties, plant and equipment, development properties and other intangible assets are assessed by management for impairment when indicators of such impairment exist. If any indication of impairment exists an estimate of the asset's recoverable amount is calculated. The recoverable amount is determined as the higher of the fair value less costs of disposal ("FVLCD") of the asset and the asset's value in use ("VIU").

Impairment is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. If this is the case, the individual assets of the Company are grouped together into cash generating units ("CGUs") for impairment purposes. Such CGUs represent the lowest level for which there are separately identifiable cash inflows that are largely independent of the cash flows from other assets or other groups of assets. This generally results in the Company evaluating its non-financial assets on a mine or project basis.

If the carrying amount of the asset or CGU exceeds its recoverable amount, the asset or CGU is impaired, and an impairment loss is charged to the consolidated statement of income (loss) and comprehensive income (loss) so as to reduce the carrying amount to its recoverable amount.

An assessment is made at each reporting date to determine whether there is any indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the assets or CGUs recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation or amortization, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statement of income (loss) and comprehensive income (loss).

Assets and liabilities held for sale and discontinued operations [Policy Text Block]

6. Assets and liabilities held for sale and discontinued operations

Non-current assets and disposal groups are classified as held for sale if their carrying value will be recovered principally through a sale transaction rather than through continuing use. The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the assets or disposal group and the sale expected to be completed within one year from the date of the classification.

Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and FVLCD. If the FVLCD is lower than the carrying amount, an impairment loss is recognized in the consolidated statements of income (loss) and comprehensive income (loss). Non-current assets are not depreciated once classified as held for sale and assets and liabilities classified as held for sale are presented separately as current items in the consolidated statements of financial position.

Revenues [Policy Text Block]

7. Revenues

Revenues include sales of vanadium products and ilmenite products. The Company's three principal vanadium products are vanadium pentoxide ("V2O5"), ferrovanadium ("FeV"), and vanadium trioxide ("V2O3"). The Company recognizes revenue when it transfers control of a product to the customer. The principal activity from which the Company generates its revenue is the sale of vanadium products to third parties, and from the sale of ilmenite to third parties. Delivery of the vanadium and ilmenite product is the only performance obligation. Revenues are measured based on the consideration specified in the contract with the customer.

For contracts that are assessed as being a sale with a right of return, revenues are recognized to the extent that it is highly probable that a significant reversal in the amount of the cumulative revenue recognized will not occur. Therefore, the amount of revenue recognized is adjusted for this constrained variable consideration. In these circumstances, a refund liability ("revenues subject to refund") and a right to recover returned goods asset ("inventory subject to return") are recognized. Inventory subject to return is measured at the former carrying amount of the inventory less any expected costs to recover the vanadium and impairement losses.

The Company reviews its assessment of constraints on variable consideration at each reporting date and updates the amounts of the asset and liability accordingly.

The Company determines whether it acts as a principal or an agent by assessing whether it controls the specified good or service before it is transferred to the customer. The Company is considered a principal when it has control, as evidenced by factors such as primary responsibility for fulfillment, inventory risk, and pricing discretion, and in these cases recognizes revenue on a gross basis. The Company is considered an agent when it arranges for another party to provide the goods or services and does not control them prior to transfer, in which case it recognizes revenue on a net basis equal to the fee or commission earned.

Deferred revenue [Policy Text Block]

8. Deferred revenue

Deferred revenue is recognized in the consolidated statement of financial position when cash prepayment is received from a customer prior to the recognition of revenue. Revenue is subsequently recognized in the consolidated statement of income (loss) and comprehensive income (loss) when control of the product sold has been transferred to the customer. The Company determines the current portion of deferred revenue based on quantities expected to be delivered over the next twelve months.

Taxation [Policy Text Block]

9. Taxation

Income and deferred income tax expense or recovery is comprised of current and deferred tax. Current and deferred taxes are recognized in the consolidated statement of income (loss) and comprehensive income (loss) except to the extent that they relate to an asset acquisition, or items recognized directly in equity or in other comprehensive income (loss). The Company recognizes liabilities for anticipated tax audit issues based on estimates of whether it is probable that additional taxes will be due.

• Current tax

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using the tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of the previous years.

• Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the Company can control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the assets to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the way the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its tax assets and liabilities on a net basis.

Financial instruments [Policy Text Block]

10. Financial instruments

Financial instruments are recognized on the consolidated statement of financial position on the trade date, the date on which the Company or its subsidiaries become party to the contractual provisions of the financial instrument. All financial instruments are required to be classified and measured at fair value on initial recognition. A financial asset is derecognized either when the Company has transferred substantially all the risks and rewards of ownership of the financial asset or when cash flows expire. Financial liability is derecognized when the obligation specified in the contract is discharged, cancelled or expired. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the consolidated statement of income (loss) and comprehensive income (loss). Certain financial instruments are recorded at fair value in the consolidated statement of financial position.

Subsequent to initial recognition, non-derivative financial instruments are classified and measured as described below.

Amortized cost

Amounts receivables are classified as and measured at amortized cost using the effective interest rate ("EIR") method, less expected credit losses. Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. EIR amortization is included in finance costs in the consolidated statement of income (loss) and comprehensive income (loss).

Non-derivative financial liabilities

Accounts payable and accrued liabilities,  debt, and other long-term liabilities are classified as and accounted for at amortized cost, using the EIR method. The amortization of any long-term debt issue costs is calculated using the EIR method. Gains and losses are recognized in the consolidated statement of income (loss) and comprehensive income (loss) when the liabilities are derecognized, as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR.

Fair value of financial instruments

The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotations (bid price for long positions and ask price for short positions), without any deduction for transaction costs. For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm's length market transactions; reference to the current fair value of another instrument that is substantially the same; discounted cash flow analysis or other valuation models.

Impairment of financial assets

The Company recognizes loss allowances for expected credit losses ("ECLs") on its financial assets measured at amortized cost. When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Company's historical experience and informed credit assessment and including forward-looking information. The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 60 days past due and considers a financial asset to be in default if it is more than 120 days past due. The Company does not have a history of any defaults or non-collections.

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls, which is the difference between the cash flow due to the Company and the cash flow expected to be received.

Provisions [Policy Text Block]

11. Provisions

• General

Provisions are recognized when (a), the Company has a present obligation (legal or constructive) as a result of a past event, and (b), it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to any provision is presented in the consolidated statement of income (loss) and comprehensive income (loss), net of any reimbursements received, or virtually certain to be received. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized in the consolidated statement of income (loss) and comprehensive income (loss).

• Environmental rehabilitation

The Company records the present value of estimated costs of legal and constructive obligations required to restore operating locations in the period in which the obligation is incurred. The nature of these restoration activities includes dismantling and removing structures, rehabilitating mines and tailings ponds, dismantling operating facilities, closure of plant and waste sites, and restoration, reclamation and re-vegetation of affected areas.

The obligation generally arises when the asset is installed or the ground / environment is disturbed at the production location. When the liability is initially recognized, the present value of the estimated cost is capitalized by increasing the carrying amount of the related asset. The provision is accreted by discounting the risk-adjusted expected future cash flows at a pre-tax risk-free rate that reflects current market assessments of the time value of money. The periodic unwinding of the discount is recognized in the consolidated statement of income (loss) and comprehensive income (loss). Additional disturbances or changes in rehabilitation costs will be recognized as additions or charges to the corresponding assets and rehabilitation liability when they occur. For closed sites, changes to estimated costs are recognized immediately in the consolidated statement of income (loss) and comprehensive income (loss).

The Company’s policy for recording reclamation and other closure provisions is to establish provisions for future costs based on the present value of the future cash flows required to satisfy the environmental obligations based on Brazilian laws and regulations. This provision is updated as the estimate for future closure costs change. The amount of the present value of the provision is added to the cost of the related development asset or mine property and will be depreciated over the life of the mine. The provision is accreted to its future value over the life of mine through a charge to finance costs in the consolidated statement of income (loss) and comprehensive income (loss).

Loss per share [Policy Text Block]

12. Loss per share

Loss per share is based on the weighted average number of common shares of the Company outstanding during the period. The diluted earnings (loss) per share reflect the potential dilution of common share equivalents, such as outstanding stock options, warrants and restricted share units, in the weighted average number of common shares outstanding during the period, if dilutive. In the Company's case, diluted loss per share is the same as basic loss per share in the current period presented as the effects of including all convertible securities would be anti-dilutive.

Investments in equity-accounted investees [Policy Text Block]

13. Investments in equity-accounted investees

The Company's investments in equity-accounted investees include investments in an associate.

Associates are those entities over which the Company has significant influence, but not control or joint control, over the financial and operating policies. Significant influence is presumed to exist when the Company holds between 20% and 50% of the voting power of another entity but can also arise where the Company holds less than 20% if it has the power to be actively involved and influential in policy decisions affecting the entity.

Investments in the associate are accounted for using the equity method. The equity method involves the recording of the initial investment at cost and the subsequent adjusting of the carrying value of the investment for the Company’s proportionate share of the earnings or loss and OCI and any other changes in the associates’ net assets, such as dividends. The cost of the investment includes transaction costs.

Adjustments are made to align the accounting policies of the associate with those of the Company before applying the equity method. When the Company’s share of losses exceeds its interest in an equity-accounted investee, the carrying amount of that interest is reduced to zero, and the recognition of further losses is discontinued except to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate. If the associate subsequently reports profits, the Company resumes recognizing its share of those profits only after its share of the profits equals the share of losses not recognized.